Average Annual Total Returns{- Fidelity® California Municipal Income Fund} - 02.28 Fidelity California Municipal Income Fund Retail PRO-07 - Fidelity® California Municipal Income Fund	Fidelity California Municipal Income Fund Return Before Taxes Past 1 year	Fidelity California Municipal Income Fund Return Before Taxes Past 5 years	Fidelity California Municipal Income Fund Return Before Taxes Past 10 years	Fidelity California Municipal Income Fund After Taxes on Distributions Past 1 year	Fidelity California Municipal Income Fund After Taxes on Distributions Past 5 years	Fidelity California Municipal Income Fund After Taxes on Distributions Past 10 years	Fidelity California Municipal Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity California Municipal Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity California Municipal Income Fund After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB025 Past 1 year	LB025 Past 5 years	LB025 Past 10 years
Total	4.50%	3.64%	4.96%	4.40%	3.59%	4.93%	3.74%	3.46%	4.65%	5.21%	3.91%	4.63%	5.15%	3.88%	5.09%